Earnings (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended													9 Months Ended		12 Months Ended
	Jul. 29, 2016	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Stockholders' Equity, Period Increase (Decrease)	$ (372)
Net income (loss)		$ 57		$ 47			$ 11	$ (28)	$ 26	$ (78)	$ 162	$ 14	$ 67	$ 23	$ 143	$ 125	$ 158	$ (69)	$ 267
Less: preferred stock dividend/accretion							$ 0	$ 0	$ 0	$ (1)	$ (2)	$ (1)	$ (1)	$ (1)			0	(1)	(6)
Net income (loss) from continuing operations																	158	(70)	261
Deferred cumulative preferred stock dividends		(2)		(8)											(18)	(22)	(30)	(26)	(14)
Net income (loss) applicable to Common Stockholders		$ 55		$ 39											$ 125	$ 103	$ 128	$ (96)	$ 247
Weighted Average Shares
Weighted average common shares outstanding		56,580,238		56,436,026											56,556,188	56,419,354	56,426,977	56,246,528	56,063,282
Effect of dilutive securities
May Investor Warrants (in shares)		364,791		339,478											339,893	290,840	305,484	0	237,412
Stock-based Awards (in shares)		988,777		431,999											831,181	340,595	432,062	0	217,487
Weighted average diluted common shares (in shares)		57,933,806		57,207,503											57,727,262	57,050,789	57,164,523	56,246,528	56,518,181
Earnings (loss) per common share
Basic earnings (loss) per common share (in usd per share)		$ 0.98	$ 0.45	$ 0.70	$ 0.69	$ 0.43	$ 0.07	$ (0.61)	$ 0.33	$ (1.51)	$ 2.79	$ 0.16	$ 1.11	$ 0.33	$ 2.21	$ 1.82	$ 2.27	$ (1.72)	$ 4.40
Effect of dilutive securities
Effect of dilutive securities - May Investor Warrants (in usd per share)		(0.00)		(0.00)											0.02	0.01	(0.01)	(0.00)	(0.02)
Effect of dilutive securities - Stock-based awards (in usd per share)		0.02		0.01											0.03	0.01	(0.02)	(0.00)	(0.01)
Diluted (loss) earnings per share (in usd per share)		$ 0.96	$ 0.44	$ 0.69	$ 0.68	$ 0.43	$ 0.07	$ (0.61)	$ 0.33	$ (1.51)	$ 2.77	$ 0.16	$ 1.10	$ 0.33	$ 2.16	$ 1.80	$ 2.24	$ (1.72)	$ 4.37
Fair value of warrants			$ 8								$ 11						$ 8		$ 11
Retained Earnings
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Stockholders' Equity, Period Increase (Decrease)	(105)
Net income (loss)															$ 143	$ 125	$ 158	$ (69)	$ 267
Preferred Stock
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Stockholders' Equity, Period Increase (Decrease)	(267)
Series C Preferred Stock
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Preferred Stock, Redemption Amount	$ 267